Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2014
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001005020
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	VOT
Document Creation Date	dei_DocumentCreationDate	May 11, 2015
Document Effective Date	dei_DocumentEffectiveDate	May 11, 2015
Prospectus Date	rr_ProspectusDate	Jan. 28, 2015
Virtus Sector Trend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Sector Trend Fund
Supplement Text Block [Text Block]	vot_SupplementTextBlock

Virtus AlphaSector® Rotation Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 11, 2015 to the Summary and

Statutory Prospectuses dated January 28, 2015

Important Notice to Investors

Effective May 11, 2015, each of the above-named funds’ current limited services subadviser, F-Squared Alternative Investments, LLC or F-Squared Institutional Advisors, LLC, as applicable, is removed as limited services subadviser. Accordingly, effective May 11, 2015, all references to F-Squared Alternative Investments, LLC and F-Squared Institutional Advisors, LLC (collectively, “F-Squared”), and to Alexey Panchekha as portfolio manager, are hereby removed from the funds’ prospectuses.

Virtus Investment Advisers, Inc., the funds’ investment adviser, and Euclid Advisors LLC, the funds’ subadviser, will continue to serve in their respective capacities.

Additionally, effective May 11, 2015, each fund’s name has changed as shown in the table below and all references to each of the funds throughout the prospectuses are hereby amended:

Prior Fund Name	New Fund Name
Virtus AlphaSector Rotation Fund	Virtus Sector Trend Fund

Also, all references to the “AlphaSector Funds” are hereby revised to reference the “Trend Funds.”

Additional disclosure changes resulting from the removal of the limited services subadviser are described below and are also effective May 11, 2015.

Virtus Sector Trend Fund (formerly Virtus AlphaSector Rotation Fund)

The disclosure under “Principal Investment Strategies” in the summary prospectus, in the summary section of the statutory prospectus and on page 146 of the statutory prospectus is hereby replaced with the following:

The fund utilizes a rules based investment process and may invest in securities representing the primary sectors of the S&P 500® Index and/or cash equivalents (high-quality short-term securities).  Allocations to each sector are based on quantitative models.

The fund has the flexibility to invest in any combination of the sectors and high-quality short-term securities, or 100% in high-quality short-term securities.  A relative strength momentum model is utilized to rank each sector of the equity market.  The fund will allocate to those sectors that the model determines are more likely to outperform the broad market and possess positive absolute momentum.  When a sector does not possess positive absolute momentum, a defensive cash equivalent position may be built by allocating from those sectors of the market that are not exhibiting absolute positive momentum, up to 100% of fund assets.

The adviser is responsible for final model specification, portfolio construction, model monitoring, and governance.  The subadviser, Euclid Advisors, LLC monitors the fund’s allocations to the underlying securities and is responsible for rebalancing assets to maintain target allocations among the underlying sub-sectors, while taking into account any other factors the subadviser may deem relevant, such as cash flow and/or timing considerations.

The disclosure under “Principal Risks” in the summary prospectus and in the summary section of the statutory prospectus is hereby amended by deleting the next to last sentence of the introductory paragraph. Additionally, this section is hereby amended by removing the disclosure entitled “Correlation to Index Risk,” “Exchange-Traded Funds (ETFs) Risk” and “Fund of Funds Risk.” Additionally, the disclosure entitled “Model Portfolio Risk” is hereby renamed “Quantitative Model Risk.”

In the section “Performance Information” in the summary prospectus and in the summary section of the statutory prospectus, the introductory narrative is hereby amended by removing the reference to a composite benchmark. Additionally, the last row of the “Average Annual Total Returns” table showing performance information for the AlphaSector® Rotation Linked Benchmark is hereby removed. Further, the disclosure in the section “Supplemental Performance Information” is also hereby removed. Also, the descriptions of the AlphaSector® Rotation Linked Benchmark and the Barclays U.S. Aggregate Bond Index are hereby removed from the narrative immediately following the “Supplemental Performance Information” section.